                                   SUPPLEMENT
                               DATED APRIL 2, 2007
                                     TO THE
       CLASS A, CLASS B AND CLASS C SHARES PROSPECTUS DATED MARCH 1, 2007
                FOR THE HARTFORD MUTUAL FUNDS (THE "PROSPECTUS")

THE HARTFORD SMALL COMPANY FUND

Hugh Whelan will assume portfolio management responsibilities for The Hartford Small Company Fund (the "Fund"). Mark Waterhouse will no longer serve as portfolio manager of the Fund.

Accordingly, effective April 2, 2007, the following changes are being made to the Prospectus:

(a) In the section entitled "Principal Investment Strategy," the third paragraph is hereby deleted and replaced with the following:

Hartford Investment Management uses a quantitative multifactor approach to bottom-up stock selection, utilizing a broad set of individual fundamental stock characteristics to model each stock's relative attractiveness, with a focus on those factors that have been demonstrated historically to drive market returns. These characteristics include factors designed to describe a company's business, its valuation, investors' response to the company and the company's management behavior and earnings quality. The fundamentals used may vary by industry sector. Hartford Investment Management frequently and consistently measures the characteristics of every stock in the eligible universe and incorporates these measurements in a rigorous, repeatable process that considers both volatility and correlations.

(b) In the section entitled "Management of the Funds, Portfolio Managers of the Funds," the disclosure referring to Mark Waterhouse is hereby deleted and replaced with the following:

Hugh Whelan, Executive Vice President of Hartford Investment Management, has served as portfolio manager of the Fund since April 2007. Mr. Whelan, an investment professional since 1990, joined Hartford Investment Management in 2005. Mr. Whelan was the head of Quantitative Equities at ING from 2001 until joining Hartford Investment Management.

THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

                                   SUPPLEMENT
                               DATED APRIL 2, 2007
                                     TO THE
                     CLASS I PROSPECTUS DATED MARCH 1, 2007
                FOR THE HARTFORD MUTUAL FUNDS (THE "PROSPECTUS")

THE HARTFORD SMALL COMPANY FUND

Hugh Whelan will assume portfolio management responsibilities for The Hartford Small Company Fund (the "Fund"). Mark Waterhouse will no longer serve as portfolio manager of the Fund.

Accordingly, effective April 2, 2007, the following changes are being made to the Prospectus:

(a) In the section entitled "Principal Investment Strategy," the third paragraph is hereby deleted and replaced with the following:

Hartford Investment Management uses a quantitative multifactor approach to bottom-up stock selection, utilizing a broad set of individual fundamental stock characteristics to model each stock's relative attractiveness, with a focus on those factors that have been demonstrated historically to drive market returns. These characteristics include factors designed to describe a company's business, its valuation, investors' response to the company and the company's management behavior and earnings quality. The fundamentals used may vary by industry sector. Hartford Investment Management frequently and consistently measures the characteristics of every stock in the eligible universe and incorporates these measurements in a rigorous, repeatable process that considers both volatility and correlations.

(b) In the section entitled "Management of the Funds, Portfolio Managers of the Funds," the disclosure referring to Mark Waterhouse is hereby deleted and replaced with the following:

Hugh Whelan, Executive Vice President of Hartford Investment Management, has served as portfolio manager of the Fund since April 2007. Mr. Whelan, an investment professional since 1990, joined Hartford Investment Management in 2005. Mr. Whelan was the head of Quantitative Equities at ING from 2001 until joining Hartford Investment Management.

THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

                                   SUPPLEMENT
                               DATED APRIL 2, 2007
                                     TO THE
           CLASS R3, CLASS R4, CLASS R5 AND CLASS Y SHARES PROSPECTUS
                               DATED MARCH 1, 2007
                FOR THE HARTFORD MUTUAL FUNDS (THE "PROSPECTUS")

THE HARTFORD SMALL COMPANY FUND

Hugh Whelan will assume portfolio management responsibilities for The Hartford Small Company Fund (the "Fund"). Mark Waterhouse will no longer serve as portfolio manager of the Fund.

Accordingly, effective April 2, 2007, the following changes are being made to the Prospectus:

(a) In the section entitled "Principal Investment Strategy," the third paragraph is hereby deleted and replaced with the following:

Hartford Investment Management uses a quantitative multifactor approach to bottom-up stock selection, utilizing a broad set of individual fundamental stock characteristics to model each stock's relative attractiveness, with a focus on those factors that have been demonstrated historically to drive market returns. These characteristics include factors designed to describe a company's business, its valuation, investors' response to the company and the company's management behavior and earnings quality. The fundamentals used may vary by industry sector. Hartford Investment Management frequently and consistently measures the characteristics of every stock in the eligible universe and incorporates these measurements in a rigorous, repeatable process that considers both volatility and correlations.

(b) In the section entitled "Management of the Funds, Portfolio Managers of the Funds," the disclosure referring to Mark Waterhouse is hereby deleted and replaced with the following:

Hugh Whelan, Executive Vice President of Hartford Investment Management, has served as portfolio manager of the Fund since April 2007. Mr. Whelan, an investment professional since 1990, joined Hartford Investment Management in 2005. Mr. Whelan was the head of Quantitative Equities at ING from 2001 until joining Hartford Investment Management.

THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

                                   SUPPLEMENT
                               DATED APRIL 2, 2007
                                     TO THE
                  CLASS Y SHARES PROSPECTUS DATED MARCH 1, 2007
                FOR THE HARTFORD MUTUAL FUNDS (THE "PROSPECTUS")

THE HARTFORD SMALL COMPANY FUND

Hugh Whelan will assume portfolio management responsibilities for The Hartford Small Company Fund (the "Fund"). Mark Waterhouse will no longer serve as portfolio manager of the Fund.

Accordingly, effective April 2, 2007, the following changes are being made to the Prospectus:

(a) In the section entitled "Principal Investment Strategy," the third paragraph is hereby deleted and replaced with the following:

Hartford Investment Management uses a quantitative multifactor approach to bottom-up stock selection, utilizing a broad set of individual fundamental stock characteristics to model each stock's relative attractiveness, with a focus on those factors that have been demonstrated historically to drive market returns. These characteristics include factors designed to describe a company's business, its valuation, investors' response to the company and the company's management behavior and earnings quality. The fundamentals used may vary by industry sector. Hartford Investment Management frequently and consistently measures the characteristics of every stock in the eligible universe and incorporates these measurements in a rigorous, repeatable process that considers both volatility and correlations.

(b) In the section entitled "Management of the Funds, Portfolio Managers of the Funds," the disclosure referring to Mark Waterhouse is hereby deleted and replaced with the following:

Hugh Whelan, Executive Vice President of Hartford Investment Management, has served as portfolio manager of the Fund since April 2007. Mr. Whelan, an investment professional since 1990, joined Hartford Investment Management in 2005. Mr. Whelan was the head of Quantitative Equities at ING from 2001 until joining Hartford Investment Management.

THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

                                   SUPPLEMENT
                               DATED APRIL 2, 2007
                                     TO THE
       CLASS A, CLASS B AND CLASS C SHARES PROSPECTUS DATED MARCH 1, 2007
                FOR THE HARTFORD MUTUAL FUNDS (THE "PROSPECTUS")

THE HARTFORD MIDCAP GROWTH FUND

Effective April 2, 2007, Hugh Whelan will assume portfolio management responsibilities for The Hartford MidCap Growth Fund (the "Fund"). Mark Waterhouse will no longer serve as portfolio manager of the Fund.

Accordingly, effective April 2, 2007, the following changes are being made to the Prospectus:

(a) In the section entitled "Principal Investment Strategy," the second paragraph is hereby deleted and replaced with the following:

Hartford Investment Management uses a quantitative multifactor approach to bottom-up stock selection, utilizing a broad set of individual fundamental stock characteristics to model each stock's relative attractiveness, with a focus on those factors that have been demonstrated historically to drive market returns. These characteristics include factors designed to describe a company's business, its valuation, investors' response to the company and the company's management behavior and earnings quality. The fundamentals used may vary by industry sector. Hartford Investment Management frequently and consistently measures the characteristics of every stock in the eligible universe and incorporates these measurements in a rigorous, repeatable process that considers both volatility and correlations.

(b) In the section entitled "Management of the Funds, Portfolio Managers of the Funds," the disclosure referring to Mark Waterhouse is deleted and replaced with the following:

Hugh Whelan, Executive Vice President of Hartford Investment Management, has served as portfolio manager of the Fund since April 2007. Mr. Whelan, an investment professional since 1990, joined Hartford Investment Management in 2005. Mr. Whelan was the head of Quantitative Equities at ING from 2001 until joining Hartford Investment Management.

THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

                                   SUPPLEMENT
                               DATED APRIL 2, 2007
                                     TO THE
                     CLASS Y PROSPECTUS DATED MARCH 1, 2007
                FOR THE HARTFORD MUTUAL FUNDS (THE "PROSPECTUS")

THE HARTFORD MIDCAP GROWTH FUND

Effective April 2, 2007, Hugh Whelan will assume portfolio management responsibilities for The Hartford MidCap Growth Fund (the "Fund"). Mark Waterhouse will no longer serve as portfolio manager of the Fund.

Accordingly, effective April 2, 2007, the following changes are being made to the Prospectus:

(a) In the section entitled "Principal Investment Strategy," the second paragraph is hereby deleted and replaced with the following:

Hartford Investment Management uses a quantitative multifactor approach to bottom-up stock selection, utilizing a broad set of individual fundamental stock characteristics to model each stock's relative attractiveness, with a focus on those factors that have been demonstrated historically to drive market returns. These characteristics include factors designed to describe a company's business, its valuation, investors' response to the company and the company's management behavior and earnings quality. The fundamentals used may vary by industry sector. Hartford Investment Management frequently and consistently measures the characteristics of every stock in the eligible universe and incorporates these measurements in a rigorous, repeatable process that considers both volatility and correlations.

(b) In the section entitled "Management of the Funds, Portfolio Managers of the Funds," the disclosure referring to Mark Waterhouse is deleted and replaced with the following:

Hugh Whelan, Executive Vice President of Hartford Investment Management, has served as portfolio manager of the Fund since April 2007. Mr. Whelan, an investment professional since 1990, joined Hartford Investment Management in 2005. Mr. Whelan was the head of Quantitative Equities at ING from 2001 until joining Hartford Investment Management.

THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

                                   SUPPLEMENT
                               DATED APRIL 2, 2007
               TO THE COMBINED STATEMENT OF ADDITIONAL INFORMATION
 FOR THE HARTFORD MUTUAL FUNDS, INC. AND THE HARTFORD MUTUAL FUNDS II, INC.
                         DATED MARCH 1, 2007 (THE "SAI")

THE HARTFORD MIDCAP GROWTH FUND
THE HARTFORD SMALL COMPANY FUND

Effective April 2, 2007, Hugh Whelan will assume portfolio management responsibilities for The Hartford MidCap Growth Fund and The Hartford Small Company Fund. Mark Waterhouse will no longer serve as portfolio manager of the funds.

Accordingly, effective April 2, 2007, the following changes are being made to the SAI:

(a) In the section entitled "Portfolio Managers - Other Accounts Sub-advised by Hartford Investment Management Portfolio Managers" the disclosure pertaining to Mark Waterhouse is hereby deleted. In addition, the disclosure for Hugh Whelan is revised as follows:

                        REGISTERED
                        INVESTMENT
                         COMPANY        AUM       POOLED       AUM      OTHER         AUM
PORTFOLIO MANAGER        ACCOUNTS      ($MIL)    ACCOUNTS     ($MIL)   ACCOUNTS      ($)MIL
-----------------       ----------     ------    --------     ------   --------      ------
Hugh Whelan             4(g)           $475          0           0        2          $43

(g) This portfolio manager manages more than one Hartford Fund (Retirement Income Fund, Target Retirement 2010 Fund, Target Retirement 2020 Fund, Target Retirement 2030 Fund, Income Allocation Fund, Conservative Allocation Fund, Balanced Allocation Fund, Growth Allocation Fund, Equity Growth Allocation Fund, SmallCap Growth Fund, Select MidCap Growth Fund, Select MidCap Value Fund, LargeCap Growth Fund, MidCap Growth Fund and Small Company Fund). Assets under management in those Funds total $868,145, $2,454,214, $2,763,997, $2,275,181,
$38,950,958, $150,418,576, $734,035,462, $659,349,714, $201,439,785,
$23,008,537, $25,500,241, $49,420,782, $10,062,038, $11,094,486 and $56,538,683,
respectively.

(b) Under the heading "Portfolio Managers - Equity Securities Beneficially Owned by Hartford Investment Portfolio Managers", the disclosure pertaining to Mark Waterhouse is hereby deleted. In addition, in the same section, the table listing the securities beneficially owned by Hugh Whelan is amended by inserting the following information:

     PORTFOLIO MANAGER        FUND(S) SUB-ADVISED/MANAGED      DOLLAR RANGE OF EQUITY
                                                               SECURITIES BENEFICIALLY
                                                                       OWNED
Hugh Whelan                        MidCap Growth Fund                   None

Hugh Whelan                        Small Company Fund                   None


THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE.